Subsequent Event (Details) (CAD)	Sep. 30, 2013 Senior Secured Notes [Member]	Nov. 29, 2013 Subsequent Event [Member] Credit Agreement [Member]	Nov. 29, 2013 Subsequent Event [Member] Credit Agreement [Member] Debt Instrument, Covenant, Period One [Member]	Nov. 29, 2013 Subsequent Event [Member] Credit Agreement [Member] Debt Instrument, Covenant, Period Two [Member]	Nov. 29, 2013 Subsequent Event [Member] Credit Agreement [Member] Debt Instrument, Covenant, Period Three [Member]	Nov. 29, 2013 Subsequent Event [Member] Credit Agreement [Member] Debt Instrument, Covenant, Period Four [Member]	Nov. 29, 2013 Subsequent Event [Member] Credit Agreement [Member] Debt Instrument, Covenant, Period Five [Member]	Nov. 29, 2013 Subsequent Event [Member] Credit Agreement [Member] Debt Instrument, Covenant, Period Six [Member]	Nov. 29, 2013 Subsequent Event [Member] Credit Agreement [Member] Debt Instrument, Covenant, Period Seven [Member]	Nov. 29, 2013 Subsequent Event [Member] Credit Agreement [Member] Debt Instrument, Covenant, Period Eight [Member]	Nov. 29, 2013 Subsequent Event [Member] Credit Agreement [Member] Debt Instrument, Covenant, Period Nine [Member]	Nov. 29, 2013 Subsequent Event [Member] Credit Agreement [Member] Debt Instrument, Covenant, Period Ten [Member]	Nov. 29, 2013 Subsequent Event [Member] Credit Agreement [Member] Debt Instrument, Covenant, Period Elevan [Member]	Nov. 29, 2013 Subsequent Event [Member] Credit Agreement [Member] Debt Instrument, Covenant, Period Twelve [Member]	Nov. 29, 2013 Subsequent Event [Member] Credit Agreement [Member] Debt Instrument, Redemption, Period One [Member]	Nov. 29, 2013 Subsequent Event [Member] Credit Agreement [Member] Debt Instrument, Redemption, Period Two [Member]	Nov. 29, 2013 Subsequent Event [Member] Credit Agreement [Member] Debt Instrument, Redemption, Period Three [Member]	Nov. 29, 2013 424187 Alberta Limited [Member] Subsequent Event [Member] Credit Agreement [Member]	Nov. 29, 2013 Coliseum Capital Management, LLC [Member] Subsequent Event [Member]	Nov. 29, 2013 Coliseum Capital Management, LLC [Member] Subsequent Event [Member] Credit Agreement [Member]
Subsequent Event [Line Items]
Amount outstanding		12,000,000																2,000,000		5,000,000
Interest rate, stated percentage	11.50%	12.50%
Credit agreement, default, increase in interest rate		2.00%
Remaining borrowing capacity		20,500,000
Maximum borrowing capacity		32,500,000
Credit agreement, covenant, maximum outstanding amount to unrestricted cash		75.00%
Credit agreement, covenant, maximum outstanding amount to customer advances receivable		75.00%
Credit agreement, covenant, number of days customer advances receivable outstanding		90 days
Credit agreement, covenant, required payment period if borrowing base is exceeded		20 days
Credit agreement, redemption, prepayment fee, percent															4.00%	3.00%
Credit agreement, redemption, prepayment fee, amount																	0
Credit agreement, covenant, Adjusted EBITDA			4,000,000	10,000,000	17,000,000	25,000,000	23,625,000	26,250,000	26,875,000	27,500,000	28,125,000	28,750,000	29,375,000	30,000,000
Percentage of stock owned by third party																			17.80%